Significant Accounting Policies - Share-based payments (Details) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 item	Dec. 31, 2022 EUR (€) tranche item installment € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 $ / shares	Oct. 23, 2022 shares	Oct. 22, 2021 shares	Dec. 31, 2019 EUR (€)
Significant Accounting Policies
Number of tranches | tranche		3
Share listing expense			€ 111,109
Number of shares issued during period | shares				23,261,694
Cash and cash equivalents		€ 179,581	129,856	€ 102,144				€ 59,571
Current liabilities		73,016	€ 75,764
Financial liabilities		€ 63,433
General population and executives - standard ESOP
Significant Accounting Policies
Vesting period (in years)		4 years
Contractual life		0 years
Lock-up period for options become exercisable		180 days
General population and executives - standard ESOP | Tranche one
Significant Accounting Policies
Vesting percentage		25.00%
General population - Restricted Stock Units ("RSU")
Significant Accounting Policies
Vesting period (in years)		1 year
Vesting percentage		100.00%
Price per share upon vesting | € / shares		€ 0.12
Executives - Restricted Stock Units ("RSU")
Significant Accounting Policies
Price per share upon vesting | € / shares		€ 0.12
Term of agreements		4 years
Executives - Performance-based stock options
Significant Accounting Policies
Contractual life		10 years
Period for exercise of shares upon vesting after cease from employment (in days)		90 days
Number of quarterly installments | installment		17
Executives - Time-based stock options
Significant Accounting Policies
Vesting percentage		31.00%
Contractual life		10 years
Period for exercise of shares upon vesting after cease from employment (in days)		90 days
Number of persons awarded | item		3
Executives - Success fees
Significant Accounting Policies
Number of awards settled | item	1
Executives - Presence bonus
Significant Accounting Policies
Number of persons awarded | item		1
Executives - Joint Stock Ownership plan (JSOP) and bonus
Significant Accounting Policies
Carry charge (in percent)		7.50%
Interest (in percent)		7.50%
Advisors - Strategic collaboration agreement
Significant Accounting Policies
Number of warrants to purchase shares | shares		8,000,000				6,200,000	1,800,000
Exercise price of warrant | € / shares		€ 0.12
Number of tranches | item		3
Share listing expense
Significant Accounting Policies
Number of tranches | tranche		3
Share listing expense | Total
Significant Accounting Policies
Net assets		€ 53,900
Cash and cash equivalents		83,300
Current liabilities		3,600
Financial liabilities		€ 25,800
Share listing expense | Total | Sponsor Lock-Up Shares
Significant Accounting Policies
Discount for lack of marketability (in percent)		5.00%
Share listing expense | Total | Sponsor Earnout Shares
Significant Accounting Policies
Discount for lack of marketability (in percent)		5.00%
Share listing expense | Qell share-holders
Significant Accounting Policies
Fair value of shares		€ 165,000
Net assets		53,900
Share listing expense		€ 111,100
Value per share traded | $ / shares					$ 9.41
Number of shares issued during period | shares		21,080,961
Share listing expense | Qell Sponsors | Sponsor Lock-Up Shares
Significant Accounting Policies
Number of shares issued during period | shares		4,595,133
Lock-up period		1 year
Share listing expense | Qell Sponsors | Sponsor Earnout Shares
Significant Accounting Policies
Number of shares issued during period | shares		3,063,422
Share listing expense | Qell Sponsors | Sponsor Earnout Shares | Tranche one
Significant Accounting Policies
Number of shares issued during period | shares		1,148,783
Share listing expense | Qell Sponsors | Sponsor Earnout Shares | Tranche two
Significant Accounting Policies
Number of shares issued during period | shares		1,148,783
Share listing expense | Qell Sponsors | Sponsor Earnout Shares | Tranche three
Significant Accounting Policies
Number of shares issued during period | shares		765,856
Share-based payment - Vendors
Significant Accounting Policies
Number of third parties | item		2